UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10599

Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Auto Components — 1.9%
BorgWarner, Inc.	26,100	$1,320,921
		$1,320,921
Capital Markets — 2.8%
OptionsXpress Holdings, Inc.	71,800	$1,947,216
		$1,947,216
Chemicals — 2.9%
RPM International, Inc.	92,900	$2,010,356
		$2,010,356
Commercial Banks — 14.9%
Boston Private Financial Holdings, Inc.	128,300	$2,929,089
First Midwest Bancorp, Inc.	25,800	804,960
Provident Bankshares Corp.	76,000	1,575,480
Sterling Bancshares, Inc.	205,100	2,057,153
Trustmark Corp.	100,700	2,317,107
UCBH Holdings, Inc.	53,500	755,420
		$10,439,209
Commercial Services & Supplies — 1.5%
School Specialty, Inc. (1)	32,300	$1,048,458
		$1,048,458
Containers & Packaging — 2.8%
AptarGroup, Inc.	52,200	$1,968,984
		$1,968,984
Electric Utilities — 5.1%
Cleco Corp.	66,900	$1,729,365
Westar Energy, Inc.	74,800	1,822,128
		$3,551,493
Electrical Equipment — 1.7%
A.O. Smith Corp.	34,800	$1,218,000
		$1,218,000
Electronic Equipment & Instruments — 1.4%
Technitrol, Inc.	44,800	$1,015,168
		$1,015,168
Energy Equipment & Services — 3.7%
Bristow Group, Inc. (1)	19,100	$961,685
Oil States International, Inc. (1)	45,500	1,595,230
		$2,556,915
Food & Staples Retailing — 6.9%
BJ’s Wholesale Club, Inc. (1)	63,000	$2,043,720
Longs Drugstores Corp.	7,500	345,075
Performance Food Group Co. (1)	77,100	2,438,673
		$4,827,468
Food Products — 3.1%
Chiquita Brands International, Inc. (1)	116,700	$2,179,956
		$2,179,956
Gas Utilities — 3.8%
Piedmont Natural Gas Co., Inc.	81,600	$2,045,712
Questar Corp.	12,400	631,284
		$2,676,996
Health Care Equipment & Supplies — 2.2%
West Pharmaceutical Services, Inc.	38,900	$1,520,990
		$1,520,990
Health Care Providers & Services — 3.3%
Owens & Minor, Inc.	56,500	$2,334,580
		$2,334,580

1

Household Durables — 2.2%
Tupperware Brands Corp.	41,600	$1,539,200
		$1,539,200
Household Products — 3.3%
Church & Dwight Co., Inc.	43,900	$2,336,358
		$2,336,358
Industrial Conglomerates — 4.7%
Teleflex, Inc.	28,600	$1,690,832
Walter Industries, Inc.	38,300	1,605,536
		$3,296,368
Insurance — 6.4%
IPC Holdings, Ltd.	43,300	$1,114,109
Protective Life Corp.	48,700	1,935,338
Zenith National Insurance Corp.	36,400	1,449,448
		$4,498,895
Leisure Equipment & Products — 1.2%
RC2 Corp. (1)	46,700	$877,026
		$877,026
Machinery — 4.6%
Albany International Corp., Class A	25,200	$882,252
CLARCOR, Inc.	22,700	851,477
Nordson Corp.	14,900	743,212
Wabtec Corp.	21,800	749,702
		$3,226,643
Oil, Gas & Consumable Fuels — 3.6%
Cimarex Energy Co.	26,700	$1,089,627
Penn Virginia Corp.	19,300	822,373
Rosetta Resources, Inc. (1)	33,300	583,749
		$2,495,749
Personal Products — 2.4%
Chattem, Inc. (1)	21,650	$1,660,988
		$1,660,988
Pharmaceuticals — 2.5%
Sciele Pharma, Inc. (1)	72,100	$1,724,632
		$1,724,632
Semiconductors & Semiconductor Equipment — 3.6%
Diodes, Inc. (1)	51,050	$1,181,808
ON Semiconductor Corp. (1)	203,500	1,318,680
		$2,500,488
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc. (1)	47,700	$878,157
		$878,157
Thrifts & Mortgage Finance — 2.9%
First Niagara Financial Group, Inc.	157,100	$1,998,312
		$1,998,312
Total Common Stocks (identified cost $57,651,563)		$67,649,526
Total Investments — 96.7% (identified cost $57,651,563)		$67,649,526
Other Assets, Less Liabilities — 3.3%		$2,311,904
Net Assets — 100.0%		$69,961,430

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,651,563
Gross unrealized appreciation	$11,752,083
Gross unrealized depreciation	(1,754,120)
Net unrealized appreciation	$9,997,963

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008